Revenue	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
REVENUE

16. REVENUE

For the six months ended June 30, 2026 and 2025, the Company’s revenue was all recognized at point of time.

Revenue for the six months ended June 30, 2026, consists of the following:

	Corporate Customers	Retail Customers	Total
Drugs	$500,537	$15,735	$516,272
Medical and related products	239,498	382	239,880
Service	66,642	-	66,642
Beauty products	11,988	1,375	13,363
Nutritional products	4,716	1,077	5,793
Supplements	3,498	1,053	4,551
Total	$826,879	$19,622	$846,501

The Company operates in multiple geographic regions. Net revenues by geographic area for the period are as follows:

Net Revenues by Geographic Area

Geographic Area	Net Revenues
United States	$66,642
Taiwan	779,859
Total	$846,501

The United States revenues are derived from technical services provided, while all other product categories, including drugs, medical and related products, nutritional products, and supplements, are sold in Taiwan.

Revenue for the six months ended June 30, 2025, consists of the following:

	Corporate Customers	Retail Customers	Total
Drugs	$90,210	$—	$90,210
Medical and related products	75,966	32	75,998
Contact lenses	35,000	—	35,000
Nutritional products	2,368	—	2,368
Supplements	431	—	431
Total	$203,975	$32	$204,007

The Company operates in multiple geographic regions. Net revenues by geographic area for the period are as follows:

Net Revenues by Geographic Area

Geographic Area	Net Revenues
United States	$35,000
Taiwan	169,007
Total	$204,007

The United States revenues are derived from contact lens sales, while all other product categories, including drugs, medical and related products, nutritional products, and supplements, are sold in Taiwan.